Form N-CSR Cover	6 Months Ended
Aug. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
Entity Central Index Key	0000730200
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report